SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 4,286,431	$ 5,918,215	$ 24,734,759	$ 10,172,379
Intersegment revenue	2,417		2,304
Interest income	1,967	42	230	130
Interest expense	2,232	4,960	19,142	20,799
Depreciation and amortization	33,986		101,014
Operating income (loss)	76,700	188,432	(3,608,174)	(864,318)
Segment assets	19,966,001		18,424,084	8,421,978
Expenditures for segment assets	104,235	$ 143,148	405,851	$ 136,001
Garment Manufacturing Segment [Member]
Segment Reporting Information [Line Items]
Revenues	2,069,141		6,896,410
Intersegment revenue	2,417		2,304
Interest income	1,860		23
Interest expense	1,993		16,787
Depreciation and amortization	659		5,036
Operating income (loss)	123,629		327,161
Segment assets	6,384,543		4,410,466
Expenditures for segment assets			79,460
Logistic Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues	1,108,042		4,580,733
Intersegment revenue
Interest income	21		0
Interest expense	165		795
Depreciation and amortization	27,240		90,549
Operating income (loss)	4,863		191,730
Segment assets	2,559,283		2,236,574
Expenditures for segment assets	76,650		326,391
Property Management and Subleasing [Member]
Segment Reporting Information [Line Items]
Revenues	1,109,248		1,278,517
Intersegment revenue
Interest income	81		8
Interest expense			7
Depreciation and amortization	4,597
Operating income (loss)	57,211		4,220
Segment assets	9,256,608		9,316,090
Expenditures for segment assets	27,585
Epidemic Prevention Supplies Segment [Member]
Segment Reporting Information [Line Items]
Revenues			11,979,099
Intersegment revenue
Interest income
Interest expense
Depreciation and amortization	1,490		5,429
Operating income (loss)			(3,280,313)
Segment assets	76,691		33,737
Expenditures for segment assets
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues
Intersegment revenue
Interest income	5		199
Interest expense	74		1,553
Depreciation and amortization
Operating income (loss)	(109,003)		(850,972)
Segment assets	1,688,876		2,342,379
Expenditures for segment assets